Purchase Commitments (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 29, 2012
Purchase Commitment, Excluding Long-term Commitment [Line Items]
Total purchase commitments	$ 800,654
Inventory Purchases
Purchase Commitment, Excluding Long-term Commitment [Line Items]
Total purchase commitments	595,522
Vendor Contracts
Purchase Commitment, Excluding Long-term Commitment [Line Items]
Total purchase commitments	83,399
Forward Contracts
Purchase Commitment, Excluding Long-term Commitment [Line Items]
Total purchase commitments	$ 121,733